Revision of comparative figures	12 Months Ended
Jun. 30, 2024
Revision of comparative figures
Revision of comparative figures
6.	Revision of comparative figures

In the company’s application of IFRS 15 Revenue from Contracts with Customers, the measurement of the breakage amount for certain vouchers issued to customers was incorrectly determined for the periods 2021, 2022 and 2023. To correct for the effects of this error, which is immaterial for all prior periods, the comparative figures for the fiscal years ended June 30, 2023 and June 30, 2022 have been revised as follows:

●	In the consolidated statements of profit or loss and comprehensive loss for the fiscal years ended June 30, 2023, and June 30, 2022, net sales decreased by €2,619 thousand and €1,969 thousand, respectively. Gross profit and operating income (loss) decreased by €2,619 thousand and €1,969 thousand in fiscal 2023 and 2022, respectively. Consequently, income tax expense decreased by €720 thousand and €550 thousand in fiscal 2023 and fiscal 2022, respectively. Net loss and the respective comprehensive loss increased by €1,899 thousand and €1,419 thousand in fiscal 2023 and fiscal 2022, respectively. Additionally, the effective tax rate increased by 25% in the year ended June 30, 2023 and by 293% in the year ended June 30, 2022. Basic and diluted earnings per share decreased by €0.03 and €0.02 for the June 30, 2023 and June 30, 2022 comparatives, respectively.
●	In the consolidated statements of financial position as of June 30, 2023 total shareholders’ equity including the Accumulated Deficit decreased by €4,002 thousand. Consequentially, as of June 30, 2023 Deferred income tax liabilities decreased by €430 thousand. Tax liabilities consequentially decreased by €1,086 thousand. For contract liabilities an increase of €5,518 thousand was recognized.
●	In the consolidated statements of changes in equity, accumulated deficit and accordingly, total shareholders’ equity as of July 1, 2021 decreased by €684 thousand.
●	In the consolidated statements of cashflow for the fiscal years ended June 30, 2023 and June 30, 2022, Net loss increased by €1,899 thousand and €1,419 thousand, respectively. The adjustments for Income tax expense decreased by €720 thousand and €550 thousand for the fiscal years 2023 and 2022, respectively. The effect on net loss is offset by a corresponding increase in contract liabilities of €2,619 thousand and €1,969 thousand as of June 30, 2023 and June 30, 2022, respectively.